CONDENSED INTERIM CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (Parenthetical) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
CONDENSED INTERIM CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY [Abstract]
Foreign currency translation adjustments	$ 1,486	$ 1,340
Unrealized gain (loss) on forward contracts, net	$ (201)	$ (799)